Schedule of share-based payment expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Share-Based Payment Arrangement [Abstract]
Share-based payment expenses	$ 5,275	$ 6,959